Leases	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases [Abstract]
Leases

12. Leases

On January 1, 2019, the Group adopted IFRS 16, and all related amendments, using the modified retrospective transition method, under which the cumulative effect of initial application is recognized in accumulated deficit at January 1, 2019. The new standard requires the recognition of right-of-use assets and lease liabilities on the Group's balance sheet for operating leases, along with the net impact on transition recorded to accumulated deficit. The Group is required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

The Group’s statement of operations for 2019 reflects additional depreciation expense due to the right-of use assets and an increase in finance costs for effective interest expense on its lease liabilities, partially offset by a reduction in rental expenses.

There is no impact to the overall changes in cash flows. However, operating cash flows are positively impacted, while financing cash flows are negatively impacted due primarily to the classification of principal payments on lease liabilities.

The comparative information for 2018 has not been restated and continues to be reported under IAS 17 and related interpretations. The primary change in accounting policies as a result of the application of IFRS 16 is explained above in Note 2. Such a change is made in accordance with the transitional provisions of IFRS 16.

Definition of a lease

Previously, the Group determined at contract inception whether an arrangement is or contains a lease under IAS 17 and IFRIC 4. Under IFRS 16, the Group assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 2.

The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application.  Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.

As a lessee, the Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most leases previously classified as operating under IAS 17.

Leases classified as operating leases under IAS 17

At transition, lease liabilities were measured at the present value of the remaining lease payments, net of lease incentives receivable, that are not paid at the commencement date, discounted at the lessee’s incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at their carrying amount as if IFRS 16 had been applied since the commencement date and discounted using the lessee's incremental borrowing rate at the date of initial application.

The Group used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17.

-	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.
-	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.
-	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

Below is a reconciliation of lease liabilities related to lease commitments as of the date recognized due to the modified retrospective application of IFRS 16:

January 1, 2019
(in € millions)
Total lease commitments as of December 31, 2018	833
Impact of discounting remaining lease payments	(285)
Recognition exemption for short-term leases	(7)
Total lease liabilities included in the consolidated statement of financial position at January 1, 2019	541
Current	20
Non-current	521
Total	541

The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position at the date of initial application was 6.7%.

Expenses relating to short-term leases, including those excluded from the IFRS 16 transition due to the election of the practical expedient, were approximately €14 million for 2019.

The Group’s right of use assets are comprised of leased office space. Below is the roll-forward of lease right-of-use assets:

Right of use assets
(in € millions)
Cost
At January 1, 2019	471
Increases	138
Acquired in business combinations	11
Decreases	(39)
Exchange differences	6
At December 31, 2019	587
Accumulated depreciation
At January 1, 2019	(75)
Depreciation charge	(42)
Decreases	21
Exchange differences	(2)
At December 31, 2019	(98)
Cost, net accumulated depreciation
At January 1, 2019	396
At December 31, 2019	489

Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2019
Maturity Analysis	(in € millions)
Less than one year	79
One to five years	317
More than five years	589
Total lease commitments	985
Impact of discounting remaining lease payments	(324)
Lease incentives receivable	(32)
Total lease liabilities	629
Lease liabilities included in the consolidated statement of financial position
Current	7
Non-current	622
Total	629
(1)

Excluded from the lease commitments above are short-term leases that are not recognized under IFRS 16 based on the Group’s election of the practical expedient. Additionally, the Group has entered into certain lease agreements with approximately €19 million of commitments, which have not commenced as of December 31, 2019, and as such, have not been recognized on the consolidated statement of financial position.

The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position as of December 31, 2019 was 6.4%.